CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 20,281	$ 19,085	$ 11,117
Cost of revenue	8,479	7,859	4,596
Gross profit	11,802	11,226	6,521
Operating expenses:
Research and development	11,507	10,217	7,822
Selling and marketing	14,384	12,749	8,774
General and administrative	12,407	9,645	6,273
Reorganization	884
Share listing expense	46,717
Transaction-related costs	3,703	2,887
Total operating expenses	89,602	35,498	22,869
Operating loss	(77,800)	(24,272)	(16,348)
Change in fair value of warrants	9,440
Finance income	3,189	194	150
Finance expenses	(387)	(454)	(156)
Finance income (expenses), net	2,802	(260)	(6)
Loss before income taxes	(65,558)	(24,532)	(16,354)
Income taxes (tax benefit), net	(85)	169	4
Loss	(65,473)	(24,701)	(16,358)
Other comprehensive loss (net of tax effect):
Remeasurement profit (loss) from defined benefit plans	(110)	269	(81)
Total components that will not be reclassified subsequently to profit or loss	(110)	269	(81)
Total comprehensive loss	$ (65,583)	$ (24,432)	$ (16,439)
Basic loss per Ordinary share	$ (1.47)	$ (4.25)	$ (3.94)
Diluted loss per Ordinary share	$ (1.47)	$ (4.25)	$ (3.94)
Weighted average number of shares outstanding used to compute basic loss per share	44,907,105	7,930,928	6,242,946
Weighted average number of shares outstanding used to compute diluted loss per share	44,907,105	7,930,928	6,242,946